Direct taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2021
Direct Taxes Charges And Contributions Payable
Schedule of direct taxes charges and contributions payable

The legislation allows companies to opt for quarterly or monthly payment of income tax and social contribution. In 2021, the Company has chosen to make the quarterly payment of income tax and social contribution.

	2021	2020

Direct taxes, charges and contributions payable	258,340	508,743

Income tax (IR) and social contribution (CS) (i)	186,294	313,145
PIS/COFINS (Social integration program/Social security)	41,916	154,353
Other (ii)	30,130	41,245

Current portion	(245,113)	(296,299)
Non-current portion	13,227	212,444